Shareholders’ equity - Change in share capital (Details)		6 Months Ended
	Jul. 28, 2025 $ / shares shares	Jun. 30, 2026 shares € / shares	May 07, 2026 $ / shares shares	May 07, 2026 € / shares shares	Apr. 30, 2026	Dec. 31, 2025 shares	Jul. 28, 2025 € / shares	Jul. 23, 2025	Jun. 30, 2025 shares	Dec. 31, 2024 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)		79,817,069				78,536,412			63,471,933	63,347,837
Closing foreign exchange rate		1.1394			1.1702			1.1726
Increase in number of shares issued (in shares)		877,310
Par value per share (in euro per share) | € / shares		€ 0.01
ADS
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)			403,347	403,347
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares	$ 64.00		$ 111.57
Increase in number of shares issued (in shares)	11,679,400
Ordinary shares
Disclosure of classes of share capital [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares				€ 95.34			€ 54.58
AGAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)		858,370
Increase in number of shares issued (in shares)		858,370
BCEs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)		2,540
Increase in number of shares issued (in shares)		2,540
BSAs
Disclosure of classes of share capital [line items]
Number of instruments exercised (in shares)		16,400
Increase in number of shares issued (in shares)		16,400